June 22, 2026

BNY MELLON ETF TRUST II

BNY Mellon Global Fixed Income ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information

Shares of the fund are not currently being offered.

4877STK0626

June 22, 2026

BNY MELLON ETF TRUST II

BNY Mellon Multi-Sector Income ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information

Shares of the fund are not currently being offered.

4878STK0626